UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

James Ash

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUND - 12.7%
		ASSET ALLOCATION - 12.7%
	3,764,400	PowerShares DB US Dollar Index Bullish Fund *
		(Cost $84,093,162)	$ 84,586,068

		MUTUAL FUNDS - 79.1%
		ASSET ALLOCATION - 5.0%
	3,643,431	John Hancock Funds II - Floating Rate Income Fund - Class 1	33,264,524
		DEBT - 74.1%
	8,773,831	DoubleLine Total Return Bond Fund - Class I	96,775,353
	653,234	Forward Long/Short Credit Analysis Fund - Investor Class	5,284,659
	5,353,350	John Hancock Strategic Income Fund	34,207,910
	326,700	iShares Barclays 20+ Year Treasury Bond Fund	39,612,375
	3,046,937	JPMorgan Mortgage-Backed Securities Fund	34,796,023
	2,920,645	MainStay Floating Rate Fund	27,074,387
	2,781,437	Nuveen High Yield Municipal Bond Fund - I Shares	41,944,070
	9,219,586	Oppenheimer Rochester National Municipals Fund - Class A	63,338,557
	3,680,649	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	38,941,259
	3,953,007	PIMCO GNMA Fund - Institutional Class	46,487,363
	5,844,810	Vanguard GNMA Fund - Investor Class	64,702,047
			493,164,003
		TOTAL MUTUAL FUNDS
		(Cost $522,999,611)	526,428,527

		SHORT-TERM INVESTMENT - 8.3%
	55,645,654	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.01%** (Cost $55,645,654)	55,645,654

		TOTAL INVESTMENTS - 100.1% (Cost $662,738,427) (a)	$ 666,660,249
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(815,662)
		TOTAL NET ASSETS - 100.0%	$ 665,844,587

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 5,954,118
		Unrealized Depreciation:	(2,032,296)
		Net Unrealized Appreciation:	$ 3,921,822
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 84,586,068	$ -	$ -	$ 84,586,068
Mutual Funds	526,428,527	-	-	526,428,527
Short-Term Investment	55,645,654	-	-	55,645,654
Total	$ 666,660,249	$ -	$ -	$ 666,660,249

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

SIERRA STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 48.7%
		DEBT - 48.7%
	226,714	Columbia High Yield Municipals Fund - Class Z	$ 2,260,338
	205,793	DoubleLine Total Return Bond Fund - Class I	2,269,894
	158,229	DWS Floating Rate Fund - Class S	1,435,133
	185,338	DWS Strategic High Yield Tax Free Fund - Class S	2,257,414
	296,102	JPMorgan Mortgage-Backed Securities Fund - Select Shares	3,381,491
	24,307	MainStay Floating Rate Fund- Class I	225,324
	149,787	Nuveen High Yield Municipal Bond Fund - I Shares	2,258,782
	329,106	Oppenheimer Rochester National Municipals Fund - Class A	2,260,956
	427,507	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	4,523,025
	137,930	PIMCO High Yield Fund - Institutional Class	1,238,606
	445,592	RidgeWorth Institutional US Government Securities Ultra Short Bond Fund - I Shares	4,500,483
	131,707	SEI Institutional International Trust - International Fixed Income Fund	1,352,634
		TOTAL MUTUAL FUNDS
		(Cost $27,986,053)	27,964,080

		SHORT-TERM INVESTMENT - 53.9%
	30,960,084	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.01%* (Cost $30,960,084)	30,960,084

		TOTAL INVESTMENTS - 102.6% (Cost $58,946,137) (a)	$ 58,924,164
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(1,475,979)
		TOTAL NET ASSETS - 100.0%	$ 57,448,185

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 38,086
		Unrealized Depreciation:	(60,059)
		Net Unrealized Depreciation:	$ (21,973)
*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 27,964,080	$ -	$ -	$ 27,964,080
Short-Term Investment	30,960,084	-	-	30,960,084
Total	$ 58,924,164	$ -	$ -	$ 58,924,164

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/29/12

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/29/12